T. ROWE PRICE Limited-Term Bond Portfolio
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.6%
Car Loan 7.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 422
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 391
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  100 98
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 108
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 176
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 104
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 212
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 386
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 475 461
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 315 311
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 254
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 456
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 394
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 313
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 134
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 164
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 135 130
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  155 142
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  340 307
Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 293
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 134
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 454
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 127
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 211
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 602
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  83 82
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 98
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 164
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 130 124
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  121 119
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 155 149
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 250 250
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 110
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  172 170
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 236
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  415 393
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 349
Santander Drive Auto Receivables Trust
Series 2022-4, Class C
5.00%, 11/15/29  435 428

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 321
Santander Drive Auto Receivables Trust
Series 2022-6, Class C
4.96%, 11/15/28  455 447
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 435 428
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 404
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 172
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 143
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 72
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 451
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 283
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 145
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 135
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 152
12,609
Other Asset-Backed Securities 5.4%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 520 492
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.51%,
1/20/28 (1) 406 400
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 107 97
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 114 107
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 3.612%,
7/15/33 (1) 290 282
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%,
7/17/34 (1) 250 242
Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 184 181
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 60 58
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 284 263
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 446
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 47 47
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 16 16
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.712%,
1/15/32 (1) 250 245
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 99 99
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 3.739%,
7/27/31 (1) 285 279
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 485 476
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 3.70%,
4/20/32 (1) 455 443
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 3.582%,
7/15/33 (1) 465 453
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.983%,
1/25/32 (1) 500 491
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 122 112
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 14 14
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 23 23
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 3.66%,
10/18/30 (1) 250 245
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 4.14%,
10/18/30 (1) 255 244

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%,
1/20/32 (1) 400 390
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 3.789%,
4/22/29 (1) 453 446
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 4.062%,
7/15/30 (1) 315 303
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 113 108
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 173
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 315 312
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.985%,
11/15/31 (1) 480 469
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 395 362
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 230 218
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 76 74
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 4.233%,
10/25/29 (1) 350 338
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 3.532%,
1/15/34 (1) 450 440
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.79%,
4/20/33 (1) 250 243
9,631
Student Loan 1.1%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 104 96
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 78 72
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 52 47
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 142 128
Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 66 59
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 145 125
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 93 78
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 404 358
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 3.782%, 3/22/32  335 325
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 3.824%,
3/26/68 (1) 166 162
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 330 294
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 123 109
1,853
Total Asset-Backed Securities
(Cost $25,176) 24,093
CORPORATE BONDS 48.5%
FINANCIAL INSTITUTIONS 20.7%
Banking 13.1%
AIB Group, 4.75%, 10/12/23 (1) 200 197
American Express, 2.25%, 3/4/25  445 418
American Express, 3.375%, 5/3/24  190 185
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 384
Banco Santander, 3.496%, 3/24/25  200 191
Banco Santander, VR, 0.701%, 6/30/24 (2) 400 385
Bank of America, VR, 0.81%, 10/24/24 (2) 135 128
Bank of America, VR, 0.976%, 4/22/25 (2) 255 237
Bank of America, VR, 1.734%, 7/22/27 (2) 190 163
Bank of America, VR, 1.843%, 2/4/25 (2) 215 204
Bank of America, VR, 3.384%, 4/2/26 (2) 265 251
Bank of America, VR, 3.841%, 4/25/25 (2) 190 185
Bank of Ireland Group, 4.50%, 11/25/23 (1) 870 854
Bank of Montreal, 3.70%, 6/7/25  350 336
Bank of Montreal, Series H, 4.25%, 9/14/24  390 384
Bank of New York Mellon, VR, 4.414%,
7/24/26 (2) 225 220
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 221
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 252
Banque Federative du Credit Mutuel,
2.125%, 11/21/22 (1) 320 319
Barclays, VR, 1.007%, 12/10/24 (2) 245 230
Barclays, VR, 4.338%, 5/16/24 (2) 200 198

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 5.304%, 8/9/26 (2) 200 192
BDO Unibank, 2.95%, 3/6/23  1,200 1,194
BPCE, 5.70%, 10/22/23 (1) 1,010 1,004
Capital One Financial, 3.50%, 6/15/23  140 139
Capital One Financial, 3.90%, 1/29/24  145 143
Capital One Financial, VR, 2.636%,
3/3/26 (2) 265 246
Capital One Financial, VR, 4.985%,
7/24/26 (2) 205 201
Citigroup, VR, 0.981%, 5/1/25 (2) 200 185
Citigroup, VR, 3.106%, 4/8/26 (2) 240 225
Citigroup, VR, 4.14%, 5/24/25 (2) 255 249
Credicorp, 2.75%, 6/17/25 (1) 200 183
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 3.803%, 4/24/23 (1) 470 470
Credit Suisse, 1.00%, 5/5/23  635 621
Credit Suisse Group, VR, 2.997%,
12/14/23 (1)(2) 250 248
Credit Suisse Group, VR, 6.373%,
7/15/26 (1)(2) 280 270
Danske Bank, 1.226%, 6/22/24 (1) 200 185
Danske Bank, 5.375%, 1/12/24 (1) 350 347
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 200 192
Discover Bank, 4.20%, 8/8/23  250 248
Goldman Sachs Group, 3.50%, 4/1/25  250 239
Goldman Sachs Group, VR, 0.673%,
3/8/24 (2) 280 273
Goldman Sachs Group, VR, 0.925%,
10/21/24 (2) 325 309
Goldman Sachs Group, VR, 1.757%,
1/24/25 (2) 265 252
Goldman Sachs Group, VR, 4.482%,
8/23/28 (2) 210 197
HSBC Holdings, 4.25%, 3/14/24  200 196
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 200 189
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 335
JPMorgan Chase, FRN, SOFR + 0.885%,
3.316%, 4/22/27  75 73
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 225 208
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 460 419
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 440 423
KeyCorp, VR, 3.878%, 5/23/25 (2) 105 102
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 368
Mitsubishi UFJ Financial Group, VR,
5.063%, 9/12/25 (2) 220 218
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 125 123
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 295 293
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 235 229
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 195 178
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 250 233
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 220 214
NatWest Markets, 2.375%, 5/21/23 (1) 465 456
NatWest Markets, 3.479%, 3/22/25 (1) 275 261
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 190 158
Standard Chartered, 3.95%, 1/11/23 (1) 400 397
Standard Chartered, VR, 1.319%,
10/14/23 (1)(2) 200 200
Par/Shares $ Value
(Amounts in 000s)
Standard Chartered, VR, 1.822%,
11/23/25 (1)(2) 200 181
Svenska Handelsbanken, VR, 1.418%,
6/11/27 (1)(2) 250 215
Swedbank, 1.30%, 6/2/23 (1) 365 357
Synchrony Financial, 4.25%, 8/15/24  485 472
Toronto-Dominion Bank, 0.70%, 9/10/24  350 322
Toronto-Dominion Bank, 4.285%, 9/13/24  460 453
Truist Financial, FRN, SOFR + 0.40%,
3.259%, 6/9/25  165 162
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 355 343
UBS, 0.70%, 8/9/24 (1) 205 189
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 167
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 200 193
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 235 229
Wells Fargo, VR, 1.654%, 6/2/24 (2) 215 210
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 187
Wells Fargo, VR, 3.526%, 3/24/28 (2) 170 154
Wells Fargo, VR, 3.908%, 4/25/26 (2) 280 268
Wells Fargo, VR, 4.54%, 8/15/26 (2) 275 267
23,396
Brokerage Asset Managers
Exchanges 0.4%
Charles Schwab, 2.45%, 3/3/27  495 445
LSEGA Financing, 0.65%, 4/6/24 (1) 320 300
745
Finance Companies 2.0%
AerCap Ireland Capital, 1.65%, 10/29/24  330 301
AerCap Ireland Capital, 4.125%, 7/3/23  205 203
AerCap Ireland Capital, 4.50%, 9/15/23  400 393
AerCap Ireland Capital, 4.875%, 1/16/24  300 295
Air Lease, 2.25%, 1/15/23  205 204
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 168
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 226
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 71
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 319
GATX, 3.25%, 9/15/26  342 314
GATX, 3.90%, 3/30/23  200 200
GATX, 4.35%, 2/15/24  360 354
Park Aerospace Holdings, 4.50%,
3/15/23 (1) 35 35
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 226
SMBC Aviation Capital Finance, 4.125%,
7/15/23 (1) 200 198
3,507
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 375
375
Insurance 3.7%
American International Group, 2.50%,
6/30/25  330 307
Athene Global Funding, 1.716%, 1/7/25 (1) 435 399
Athene Global Funding, 2.514%, 3/8/24 (1) 535 510
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1) 545 527

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 187
CNO Global Funding, 1.65%, 1/6/25 (1) 240 220
CNO Global Funding, 1.75%, 10/7/26 (1) 355 308
Corebridge Financial, 3.50%, 4/4/25 (1) 205 195
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 235
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 331
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 31
First American Financial, 4.60%, 11/15/24  450 443
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 295
Humana, 0.65%, 8/3/23  135 130
Humana, 1.35%, 2/3/27  90 76
Humana, 2.90%, 12/15/22  45 45
Humana, 3.15%, 12/1/22  85 85
Humana, 3.85%, 10/1/24  180 176
Humana, 4.50%, 4/1/25  145 143
Jackson Financial, 1.125%, 11/22/23  270 259
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 267
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 325
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 208
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 154
Trinity Acquisition, 4.625%, 8/15/23  343 340
UnitedHealth Group, 3.70%, 5/15/27  280 267
Willis North America, 3.60%, 5/15/24  90 87
6,550
Real Estate Investment Trusts 1.3%
Essex Portfolio, 3.25%, 5/1/23  470 466
Highwoods Realty, 3.625%, 1/15/23  314 314
Kimco Realty, 2.70%, 3/1/24  465 450
Public Storage, FRN, SOFR + 0.47%,
2.917%, 4/23/24  115 114
Realty Income, 3.875%, 7/15/24  450 442
WP Carey, 4.00%, 2/1/25  465 449
2,235
Total Financial Institutions 36,808
INDUSTRIAL 25.2%
Basic Industry 1.9%
ArcelorMittal, 3.60%, 7/16/24  100 97
Celanese U.S. Holdings, 5.90%, 7/5/24  440 434
Celanese U.S. Holdings, 6.05%, 3/15/25  545 533
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 195
Cytec Industries, 3.50%, 4/1/23  235 233
Ecolab, 1.65%, 2/1/27  100 88
LYB International Finance III, 1.25%,
10/1/25  177 156
Nucor, 2.00%, 6/1/25  80 74
Nucor, 3.95%, 5/23/25  125 121
POSCO, 2.375%, 11/12/22 (1) 1,175 1,172
Sherwin-Williams, 4.05%, 8/8/24  75 74
Sherwin-Williams, 4.25%, 8/8/25  110 107
Par/Shares $ Value
(Amounts in 000s)
Westlake, 0.875%, 8/15/24  45 42
3,326
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%,
5/17/25  185 179
Amphenol, 2.05%, 3/1/25  220 206
Boral Finance, 3.00%, 11/1/22 (1) 40 40
Carrier Global, 2.242%, 2/15/25  64 60
John Deere Capital, 4.05%, 9/8/25  245 241
Martin Marietta Materials, 0.65%, 7/15/23  195 190
Parker-Hannifin, 3.65%, 6/15/24  400 390
Republic Services, 2.50%, 8/15/24  220 210
Roper Technologies, 2.35%, 9/15/24  90 86
Roper Technologies, 3.65%, 9/15/23  75 74
1,676
Communications 4.7%
American Tower, 2.40%, 3/15/25  170 158
Charter Communications Operating,
4.908%, 7/23/25  955 932
Cox Communications, 2.95%, 6/30/23 (1) 615 607
Cox Communications, 3.15%, 8/15/24 (1) 450 431
Crown Castle, 1.05%, 7/15/26  255 216
Crown Castle, 2.90%, 3/15/27  220 194
Crown Castle, 3.15%, 7/15/23  345 340
KT, 4.00%, 8/8/25 (1) 450 436
NTT Finance, 0.373%, 3/3/23 (1) 275 270
NTT Finance, 4.142%, 7/26/24 (1) 200 198
NTT Finance, 4.239%, 7/25/25 (1) 200 196
Rogers Communications, 3.20%,
3/15/27 (1) 310 282
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 98
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 75
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 305
SBA Tower Trust, 3.448%, 3/15/23 (1) 250 248
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49 (1) 110 106
SES, 3.60%, 4/4/23 (1) 455 449
Sky, 3.75%, 9/16/24 (1) 975 951
T-Mobile USA, 2.25%, 2/15/26  195 174
T-Mobile USA, 3.50%, 4/15/25  265 253
Take-Two Interactive Software, 3.30%,
3/28/24  220 215
Take-Two Interactive Software, 3.55%,
4/14/25  75 72
Verizon Communications, 1.45%, 3/20/26  270 238
Verizon Communications, 2.625%, 8/15/26  395 359
Warnermedia Holdings, 3.755%,
3/15/27 (1) 700 627
8,430
Consumer Cyclical 4.1%
7-Eleven, 0.625%, 2/10/23 (1) 85 84
7-Eleven, 0.80%, 2/10/24 (1) 135 128
Aptiv, 2.396%, 2/18/25  205 191
AutoZone, 3.625%, 4/15/25  120 115
Daimler Trucks Finance North America,
1.625%, 12/13/24 (1) 260 240
General Motors, 4.875%, 10/2/23  180 179
General Motors, 5.40%, 10/2/23  450 450
General Motors Financial, 2.90%, 2/26/25  485 452

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Genuine Parts, 1.75%, 2/1/25  105 97
Hyatt Hotels, 1.30%, 10/1/23  140 134
Hyundai Capital America, 0.80%, 1/8/24 (1) 160 150
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 74
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 100
Hyundai Capital America, 2.375%,
2/10/23 (1) 470 466
Hyundai Capital America, 2.85%,
11/1/22 (1) 131 131
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 183
Lowe's, 3.35%, 4/1/27  80 74
Lowe's, 4.40%, 9/8/25  305 301
Marriott International, 2.125%, 10/3/22  170 170
Marriott International, 3.125%, 2/15/23  80 80
Marriott International, 3.60%, 4/15/24  425 416
Mercedes-Benz Finance North America,
1.75%, 3/10/23 (1) 435 430
Nissan Motor, 3.043%, 9/15/23 (1) 665 646
Nordstrom, 2.30%, 4/8/24  35 33
QVC, 4.85%, 4/1/24  360 339
Ross Stores, 0.875%, 4/15/26  155 134
Ross Stores, 4.60%, 4/15/25  550 545
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 167
Toyota Motor Credit, 3.95%, 6/30/25  415 406
Volkswagen Group of America Finance,
3.125%, 5/12/23 (1) 200 198
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 192
7,305
Consumer Non-Cyclical 5.4%
AbbVie, 2.60%, 11/21/24  715 681
AbbVie, 2.95%, 11/21/26  510 467
AbbVie, 3.20%, 5/14/26  45 42
AmerisourceBergen, 3.40%, 5/15/24  455 446
Anheuser-Busch, 3.65%, 2/1/26  120 115
Astrazeneca Finance, 1.20%, 5/28/26  320 281
BAT International Finance, 1.668%, 3/25/26  225 194
BAT International Finance, 4.448%, 3/16/28  460 412
Baxter International, 0.868%, 12/1/23  350 334
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 250 245
Becton Dickinson & Company, 3.363%,
6/6/24  336 327
Becton Dickinson & Company, 3.734%,
12/15/24  78 75
Brunswick, 0.85%, 8/18/24  290 267
Cardinal Health, 3.079%, 6/15/24  180 174
Cardinal Health, 3.20%, 3/15/23  185 184
Cardinal Health, 3.50%, 11/15/24  215 209
Cigna, 3.75%, 7/15/23  104 103
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 680 634
CommonSpirit Health, 1.547%, 10/1/25  170 152
Constellation Brands, 3.60%, 5/9/24  225 220
CSL Finance, 3.85%, 4/27/27 (1) 90 85
CVS Health, 2.875%, 6/1/26  115 106
CVS Health, 3.00%, 8/15/26  105 97
Par/Shares $ Value
(Amounts in 000s)
HCA, 3.125%, 3/15/27 (1) 260 230
Imperial Brands Finance, 3.125%,
7/26/24 (1) 480 458
Imperial Brands Finance, 4.25%,
7/21/25 (1) 200 191
JDE Peet's, 0.80%, 9/24/24 (1) 150 137
Mondelez International, 2.625%, 3/17/27  190 170
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 196
Nestle Holdings, 4.00%, 9/12/25 (1) 300 295
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 45
PerkinElmer, 0.55%, 9/15/23  165 158
PerkinElmer, 0.85%, 9/15/24  715 653
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 631
Royalty Pharma, 0.75%, 9/2/23  215 206
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  168 164
Viatris, 1.65%, 6/22/25  140 124
9,508
Energy 4.0%
Aker BP, 3.00%, 1/15/25 (1) 360 337
Canadian Natural Resources, 2.05%,
7/15/25  335 305
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  375 376
Cheniere Corpus Christi Holdings, 7.00%,
6/30/24  465 473
Devon Energy, 8.25%, 8/1/23  130 133
Enbridge, 2.15%, 2/16/24  315 302
Enbridge, 2.50%, 1/15/25  265 249
Enbridge, 2.50%, 2/14/25  150 141
Energy Transfer, 2.90%, 5/15/25  65 60
Energy Transfer, 3.45%, 1/15/23  30 30
Energy Transfer, 4.25%, 3/15/23  440 439
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 174
Energy Transfer, 5.875%, 1/15/24  610 612
Energy Transfer, Series 5Y, 4.20%, 9/15/23  85 84
Eni, Series X-R, 4.00%, 9/12/23 (1) 470 464
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 50 48
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 94
Pioneer Natural Resources, 0.55%, 5/15/23  140 137
Plains All American Pipeline, 2.85%,
1/31/23  305 303
Sabine Pass Liquefaction, 5.625%, 4/15/23  630 630
Sabine Pass Liquefaction, 5.625%, 3/1/25  255 255
Sabine Pass Liquefaction, 5.75%, 5/15/24  300 301
Schlumberger Finance Canada, 1.40%,
9/17/25  80 72
Schlumberger Holdings, 3.75%, 5/1/24 (1) 340 333
Schlumberger Holdings, 4.00%,
12/21/25 (1) 95 91
Williams, 3.70%, 1/15/23  570 570
Williams, 4.30%, 3/4/24  75 73
7,101

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Industrial Other 0.5%
CK Hutchison International II, 2.75%,
3/29/23  950 941
941
Technology 2.1%
Analog Devices, FRN, SOFR + 0.25%,
3.221%, 10/1/24  70 69
CDW, 5.50%, 12/1/24  75 74
Fidelity National Information Services,
0.375%, 3/1/23  275 270
Fidelity National Information Services,
0.60%, 3/1/24  130 122
Fidelity National Information Services,
4.50%, 7/15/25  135 132
Fortinet, 1.00%, 3/15/26  160 138
Marvell Technology, 4.20%, 6/22/23  255 254
Microchip Technology, 0.972%, 2/15/24  300 283
Microchip Technology, 0.983%, 9/1/24  220 202
Microchip Technology, 2.67%, 9/1/23  250 244
NXP, 2.70%, 5/1/25  175 162
NXP, 3.875%, 6/18/26  110 103
NXP, 4.40%, 6/1/27  35 33
NXP, 4.875%, 3/1/24  230 227
Qorvo, 1.75%, 12/15/24 (1) 125 114
RELX Capital, 3.50%, 3/16/23  160 159
S&P Global, 2.45%, 3/1/27 (1) 510 457
Skyworks Solutions, 0.90%, 6/1/23  70 68
VMware, 0.60%, 8/15/23  165 159
Western Union, 2.85%, 1/10/25  390 368
Workday, 3.50%, 4/1/27  120 111
3,749
Transportation 1.6%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  331 291
Canadian Pacific Railway, 1.35%, 12/2/24  315 291
Canadian Pacific Railway, 1.75%, 12/2/26  135 118
HPHT Finance, 2.875%, 11/5/24  600 573
Kansas City Southern, 3.00%, 5/15/23  255 253
Penske Truck Leasing, 2.70%, 3/14/23 (1) 321 318
Penske Truck Leasing, 3.45%, 7/1/24 (1) 172 168
Penske Truck Leasing, 4.25%, 1/17/23 (1) 70 70
Sydney Airport Finance, 3.90%, 3/22/23 (1) 250 248
Triton Container International, 0.80%,
8/1/23 (1) 325 310
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  202 166
2,806
Total Industrial 44,842
UTILITY 2.6%
Electric 2.1%
AES, 3.30%, 7/15/25 (1) 190 175
Alexander Funding Trust, 1.841%,
11/15/23 (1) 225 211
DTE Energy, STEP, 4.22%, 11/1/24  240 235
Edison International, 2.95%, 3/15/23  110 108
Edison International, 3.125%, 11/15/22  170 170
Enel Finance International, 1.375%,
7/12/26 (1) 265 225
Par/Shares $ Value
(Amounts in 000s)
Enel Finance International, 2.65%,
9/10/24 (1) 405 382
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 269
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 225
NRG Energy, 3.75%, 6/15/24 (1) 155 149
Pacific Gas & Electric, 3.50%, 6/15/25  220 199
Pacific Gas & Electric, FRN, SOFRINDX +
1.15%, 3.803%, 11/14/22  45 45
Vistra Operations, 3.55%, 7/15/24 (1) 1,150 1,095
Vistra Operations, 5.125%, 5/13/25 (1) 285 277
3,765
Natural Gas 0.5%
APT Pipelines, 4.20%, 3/23/25 (1) 535 514
Sempra Energy, 3.30%, 4/1/25  175 167
Southern California Gas, 2.95%, 4/15/27  185 169
850
Total Utility 4,615
Total Corporate Bonds
(Cost $90,758) 86,265
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.6%
Owned No Guarantee 0.6%
DAE Funding, 1.55%, 8/1/24 (1) 200 183
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 490 472
NBN, 1.45%, 5/5/26 (1) 405 355
Total Foreign Government Obligations &
Municipalities
(Cost $1,090) 1,010
MUNICIPAL SECURITIES 0.4%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 189
189
Illinois 0.2%
Illinois, Series A, GO, 2.25%, 10/1/22  415 415
415
New York 0.1%
Long Island Power Auth., Series C, 0.764%,
3/1/23  85 84
84
Total Municipal Securities
(Cost $700) 688
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 16.5%
Collateralized Mortgage
Obligations 9.2%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 28 26

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 29 27
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 42 38
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 140 120
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 40 34
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 115 98
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 97 82
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 116 92
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 108 85
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 267 233
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 207 179
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 158 136
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 297 259
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 94 82
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 152 137
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 82 68
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 101 87
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 62 51
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 116 96
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 97 77
Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 140 120
COLT Mortgage Loan Trust
Series 2022-3, Class A1, CMO, ARM
3.901%, 2/25/67 (1) 255 232
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 4.434%, 9/25/29  17 17
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 4.284%, 1/25/30  20 20
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.281%, 12/25/41 (1) 288 282
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 3.481%, 1/25/42 (1) 352 345
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 4.381%, 3/25/42 (1) 226 224
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 4.281%, 3/25/42 (1) 145 143
Connecticut Avenue Securities Trust
Series 2022-R05, Class 2M1, CMO, ARM
SOFR30A + 1.90%, 4.181%, 4/25/42 (1) 273 268
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 5.031%, 5/25/42 (1) 246 246
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 5.255%, 6/25/42 (1) 258 258
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 4.855%, 7/25/42 (1) 102 101
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 33 31
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 60 50
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 60 51
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 3.831%, 4/25/34 (1) 150 149
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 23 22
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 39 33
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 39 33
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 238 198

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 70 58
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 101 81
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 3.934%,
3/25/50 (1) 152 144
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 208 180
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46 (1) 72 69
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.857%, 5/25/47 (1) 35 34
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 53 48
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 17 16
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 26 25
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 216
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 308
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.964%, 7/25/44 (1) 5 5
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 225 193
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52 (1) 135 116
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 294 252
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 459 395
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 198 172
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 115 92
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 372 356
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 107 97
Par/Shares $ Value
(Amounts in 000s)
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 179 154
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 67 62
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 60 49
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 138 119
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 404 348
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 404 339
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 107 90
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 4.284%,
6/25/59 (1) 30 29
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 4.034%,
2/25/60 (1) 38 37
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 109 97
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 29 25
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 64 58
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 215 184
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 137 119
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 103 83
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 215 185
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 322 277
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 238 206
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 32 30

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 7 7
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 7 7
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 50 44
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 139 125
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 236 225
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 120 112
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 290 246
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 3.081%, 8/25/33 (1) 32 31
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 3.931%, 1/25/34 (1) 96 93
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 3.781%, 10/25/41 (1) 140 127
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 4.081%, 11/25/41 (1) 90 81
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 2.981%, 8/25/33 (1) 10 10
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 3.131%, 9/25/41 (1) 157 151
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 3.231%, 12/25/41 (1) 468 446
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 3.281%, 1/25/42 (1) 182 177
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 4.281%, 4/25/42 (1) 288 285
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 4.481%, 5/25/42 (1) 333 330
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 5.231%, 6/25/42 (1) 313 314
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 4.435%, 9/25/42 (1) 105 104
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 4.381%, 3/25/42 (1) 354 352
Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 4.581%, 8/25/42 (1) 147 145
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 71 61
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO, ARM
3.75%, 9/25/62 (1) 460 436
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 71 61
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 436 375
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 222 215
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 217 208
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 275 265
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 37 34
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 45 39
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 60 52
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 43 37
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 79 66
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 101 82
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 373 316
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 29 26
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 84 77
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 318 264
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 256 220
16,424

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed
Securities 6.9%
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 3.888%,
8/15/34 (1) 270 259
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 4.168%,
11/15/36 (1) 200 196
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 4.818%,
9/15/38 (1) 190 179
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 3.617%,
6/15/38 (1) 120 115
BDS
Series 2021-FL10, Class A, ARM
1M USD LIBOR + 1.35%, 4.343%,
12/16/36 (1) 185 180
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 4.158%,
10/15/34 (1) 510 493
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 5.186%, 2/15/39 (1) 105 99
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 3.968%,
9/15/38 (1) 200 189
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 3.785%, 2/15/37 (1) 380 367
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 4.718%,
8/15/38 (1) 175 161
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 3.738%,
10/15/36 (1) 102 100
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 4.218%,
6/15/38 (1) 144 135
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 3.835%, 1/17/39 (1) 190 182
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 5.986%, 6/15/27 (1) 260 256
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 4.464%,
10/15/36 (1) 145 135
Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35 (1) 500 487
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 197
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 143
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 4.118%,
11/15/37 (1) 256 248
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 202
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.854%, 8/10/47 (1) 250 228
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 275
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 428
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 94
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 113 102
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 4.518%,
7/15/38 (1) 194 186
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 895 833
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 3.618%,
2/15/38 (1) 140 135
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 3.852%,
12/15/36 (1) 325 314
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 4.451%,
12/15/36 (1) 390 372
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 4.418%,
5/15/26 (1) 160 150
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 4.668%,
9/15/29 (1) 355 342

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 4.588%,
10/15/33 (1) 255 242
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 4.988%,
10/15/33 (1) 210 197
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 4.568%,
8/15/38 (1) 243 226
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 3.818%,
12/15/37 (1) 188 178
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 4.068%,
12/15/37 (1) 75 71
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 133
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 4.073%,
10/16/36 (1) 195 187
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 3.918%,
5/15/23 (1) 150 143
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 316
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1) 710 614
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 4.618%,
12/15/36 (1) 130 123
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 3.768%,
3/15/36 (1) 315 301
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 3.918%,
3/15/36 (1) 170 160
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 3.898%,
9/15/36 (1) 96 95
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 3.968%,
6/15/31 (1) 479 472
Par/Shares $ Value
(Amounts in 000s)
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 4.918%,
6/15/31 (1) 525 507
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  79 76
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 433
12,256
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24 (1) 436 426
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 138 131
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 2 2
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 63 62
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 40 40
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 80 78
739
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $32,028) 29,419
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency
Obligations 2.3%
Federal Home Loan Mortgage
3.50%, 3/1/46  97 89
5.00%, 12/1/23 - 7/1/25  5 5
5.50%, 4/1/23 - 10/1/38  4 4
6.00%, 9/1/34 - 9/1/35  69 73
7.00%, 3/1/39  62 65
7.50%, 6/1/38  62 65
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  6 6
12M USD LIBOR + 1.625%, 3.29%, 6/1/38  15 15
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.726%, 3.946%, 7/1/35  2 2
12M USD LIBOR + 1.733%, 3.593%,
10/1/36  5 5
12M USD LIBOR + 1.738%, 3.057%, 5/1/38  6 6
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  1 1
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  3 3
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  2 3
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  2 2

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  7 7
1Y CMT + 2.245%, 2.37%, 1/1/36  5 6
1Y CMT + 2.25%, 3.099%, 10/1/36  1 1
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  58 55
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  219 185
3.00%, 11/1/34  167 156
4.00%, 12/1/49  35 33
4.50%, 9/1/37 - 5/1/50  97 95
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  2 2
12M USD LIBOR + 1.568%, 3.288%, 7/1/35  1 1
12M USD LIBOR + 1.584%, 2.499%,
12/1/35  5 5
12M USD LIBOR + 1.599%, 2.921%, 7/1/36  6 5
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  6 6
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  2 2
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  18 18
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  7 7
12M USD LIBOR + 1.892%, 2.142%,
12/1/35  2 2
12M USD LIBOR + 1.922%, 3.198%, 5/1/38  6 6
12M USD LIBOR + 2.04%, 2.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  112 91
2.50%, 1/1/52  200 169
3.00%, 1/1/27 - 6/1/52  457 406
3.50%, 3/1/28 - 1/1/52  137 125
4.00%, 11/1/49 - 10/1/52  391 364
4.50%, 12/1/40 - 8/1/52  987 949
5.00%, 3/1/23 - 6/1/35  186 187
5.50%, 11/1/22 - 5/1/40  225 232
6.00%, 2/1/23 - 4/1/40  425 447
6.50%, 7/1/32 - 12/1/32  53 55
3,974
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
3.00%, 9/20/47  749 671
3.50%, 2/20/48  12 11
4.00%, 10/20/50  34 32
5.00%, 12/20/34 - 11/20/47  261 263
5.50%, 3/20/48 - 3/20/49  42 43
Government National Mortgage Assn.,
TBA (3)
3.50%, 10/20/52  367 334
4.00%, 10/20/52  100 93
4.50%, 10/20/52  350 335
5.50%, 10/20/52  370 370
2,152
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $6,575) 6,126
Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 16.8%
Treasuries 16.8%
U.S. Treasury Notes, 1.75%, 3/15/25  5,090 4,792
U.S. Treasury Notes, 2.75%, 5/15/25 (4) 10,380 9,987
U.S. Treasury Notes, 2.875%, 6/15/25  10,000 9,644
U.S. Treasury Notes, 3.00%, 7/31/24 (5) 1,915 1,872
U.S. Treasury Notes, 3.25%, 8/31/24 (5) 3,665 3,599
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $30,872) 29,894
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
3.07% (6)(7) 595 595
Total Short-Term Investments
(Cost $595) 595
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund,
3.07% (6)(7) 5,048 5,048
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 5,048
Total Securities Lending Collateral
(Cost $5,048) 5,048
Total Investments in Securities 103.0%
(Cost $192,842) $ 183,138
Other Assets Less Liabilities (3.0)% (5,289)
Net Assets 100.0% $ 177,849

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $76,269 and represents
42.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,132 and represents 0.6% of net assets.
(4) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) All or a portion of this security is on loan at September 30, 2022.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 417 (7) (6) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,250 (18) (18) —
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 * 596 (10) (9) (1)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,220 (20) (17) (3)
Total Bilateral Credit Default Swaps, Protection Bought (50) (5)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 * 500 — — —
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,750 9 (17) 26
Total Bilateral Credit Default Swaps, Protection Sold (17) 26
Total Bilateral Swaps (67) 21
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 20 U.S. Treasury Notes ten year contracts 12/22 (2,241) $ 53
Short, 70 U.S. Treasury Notes five year contracts 12/22 (7,525) 259
Long, 170 U.S. Treasury Notes two year contracts 12/22 34,916 (539)
Short, 18 Ultra U.S. Treasury Notes ten year contracts 12/22 (2,133) 41
Net payments (receipts) of variation margin to date 197
Variation margin receivable (payable) on open futures contracts $ 11

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 27++
Totals $ —# $ — $ 27+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 4,392  ¤  ¤ $ 5,643
Total $ 5,643^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $27 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $5,643.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Limited-Term Bond Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E303-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 177,495 $ — $ 177,495
Short-Term Investments 595 — — 595
Securities Lending Collateral 5,048 — — 5,048
Total Securities 5,643 177,495 — 183,138
Swaps — 9 — 9
Futures Contracts* 353 — — 353
Total $ 5,996 $ 177,504 $ — $ 183,500
Liabilities
Swaps $ — $ 55 $ — $ 55
Futures Contracts* 539 — — 539
Total $ 539 $ 55 $ — $ 594
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.